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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:              /  /       (a)
             or fiscal year ending:           12/31/2008    (b)

                                                                         N
Is this a transition report?   (Y/N):                                   ---
                                                                        Y/N

                                                                         N
Is this an amendment to a previous filing?     (Y/N):                   ---
                                                                        Y/N

Those items or sub-items with a box [X]Z[X] after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

   B. File Number:      811 -04113

   C. Telephone Number: (617) 663-3814

     2. A. Street:           601 Congress Street

   B. City: Boston   C. State: Massachusetts  D. Zip Code: 02210  Zip Ext. 2805

   E. Foreign Country:                       Foreign Postal Code:

                                                                         N
3. Is this the first filing on this form by Registrant?(Y/N) .........  ---
                                                                        Y/N

                                                                         N
4. Is this the last filing on this form by Registrant?(Y/N) ..........  ---
                                                                        Y/N

                                                                         N
5. Is Registrant a small business investment company (SBIC)?(Y/N) ....  ---
   [If answer is "Y" (Yes), complete only items 89 through 110.]        Y/N

                                                                         Y
6. Is Registrant a unit investment trust (UIT)?(Y/N)                    ----
   [If answer is "Y" (Yes), complete only items 111 through 132.] ....  Y/N

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    For period ending 12/31/2008
    File number 811- 04113

111.  A.   [X]Z[X]  Depositor Name: _______________________________________

      B.   [X]Z[X]  File Number (if any): _________________________________

      B.   [X]Z[X]  City:_____ State: ________ Zip Code: ________ Zip Ext: _____

      C.   [X]Z[X]  Foreign Country: ____________ Foreign Postal Code: _________

112.  A.   [X]Z[X]  Sponsor Name: _________________________________________

      B.   [X]Z[X]  File Number (if any): ______________________________________

      B.   [X]Z[X]  City:_____ State: ________ Zip Code: ________ Zip Ext: _____

      C.   [X]Z[X]  Foreign Country: ____________ Foreign Postal Code: _________

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    For period ending 12/31/2008
    File number 811- 04113

113.  A.   [X]Z[X]  Trustee Name:_______________________________________________

      B.   [X]Z[X]  City:_____ State: ________ Zip Code: ________ Zip Ext: _____

      C.   [X]Z[X]  Foreign Country: ____________ Foreign Postal Code: _________

114.  A.   [X]Z[X]  Principal Underwriter Name: ________________________________

      B.   [X]Z[X]  File Number (if any): ______________________________________

      C.   [X]Z[X]  City:_____ State: ________ Zip Code: ________ Zip Ext: _____

      D.   [X]Z[X]  Foreign Country: ____________ Foreign Postal Code: _________

115.  A.   [X]Z[X]  Independent Public Accountant Name:

      B.   [X]Z[X]  City:_____ State: ________ Zip Code: ________ Zip Ext: _____

      C.   [X]Z[X]  Foreign Country: ____________ Foreign Postal Code: _________


116.  Family of investment companies information:

      A.   [X]Z[X]  Is Registrant part of a family of investment companies? (Y/N) .....   -----
                                                                                          Y/N

      B.   [X]Z[X]  Identify the family in 10 letters:            MANULIFEIS

            (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.   [X]Z[X]  Is Registrant a separate account of an insurance company?(Y/N .....   ------
                                                                                          Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:


      B.   [X]Z[X]  Variable annuity contracts? (Y/N) .................................   ------
                                                                                          Y/N

      C.   [X]Z[X]  Schedule premium variable life contracts? (Y/N) ...................   ------
                                                                                          Y/N

      D.   [X]Z[X]  Flexible premium variable life contracts? (Y/N) ...................   -----
                                                                                          Y/N

      E.   [X]Z[X]  Other types of insurance products registered under the
           Securities Act of 1933?  (Y/N) .............................................   ------
                                                                                          Y/N

118.  [X]Z[X]  State the number of series existing at the end of the period that
               had securities registered under the Securities Act of 1933 ............    -----

119.  [X]Z[X]  State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
               period ................................................................    -----

120.  [X]Z[X]  State the total value of the portfolio securities on the date of
               deposit for the new series included in item 119 ($000's omitted) ......    -----

121.  [X]Z[X]  State the number of series for which a current prospectus was in
               existence at the end of the period ....................................    -----

122.  [X]Z[X]  State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
               current period ........................................................    -----

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   For period ending 12/31/2008
   File number 811-04113

123.  [X]Z[X]  State the total value of the additional units considered in
               answering item 122 ($000's omitted) .............................   ----------

124.  [X]Z[X]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
               (the value of these units is to be measured on the date they were
               placed in the subsequent series) ($000's omitted) ...............   ----------

125.  [X]Z[X]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
               principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's
               omitted) ........................................................   ----------

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
      (include the sales loads, if any, collected on units of a prior series
      placed in the portfolio of a subsequent series). ($000's omitted) ........   ----------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                                             Total Income
                                                                                   Number     Total Assets   Distributions
                                                                                  of Series     ($000's        ($000's
                                                                                  Investing     omitted)       omitted)
                                                                                  ---------   ------------   -------------
A  U.S. Treasury direct issue ................................................                $              $
                                                                                  ---------   ------------   -------------
B  U.S. Government agency ....................................................                $              $
                                                                                  ---------   ------------   -------------
C  State and municipal tax-free ..............................................                $              $
                                                                                  ---------   ------------   -------------
D  Public utility debt .......................................................                $              $
                                                                                  ---------   ------------   -------------
E  Broker or dealers debt or debt of brokers' or dealers' parent .............                $              $
                                                                                  ---------   ------------   -------------
F  All other corporate intermed. & long-term debt ............................                $              $
                                                                                  ---------   ------------   -------------
G  All other corporate short-term debt .......................................                $              $
                                                                                  ---------   ------------   -------------
H  Equity securities or brokers or dealers or parents of brokers or dealers...                $              $
                                                                                  ---------   ------------   -------------
I  Investment company equity securities ......................................                $              $
                                                                                  ---------   ------------   -------------
J  All other equity securities ...............................................      1         $ 33,667,779   $
                                                                                  ---------   ------------   -------------
K  Other securities ..........................................................                $              $
                                                                                  ---------   ============   -------------
L  Total assets of all series of Registrant ..................................      1         $ 33,667,779   $
                                                                                              ------------

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   For period ending 12/31/2008
   File number 811-04113

128.  [X]Z[X]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity
               other than the insurer? (Y/N) ...................................   ----------
                                                                                      Y/N
               [If answer is "N" (No), go to item 131.]

129.  [X]Z[X]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of
               the current period? (Y/N) .......................................   ----------
                                                                                      Y/N

               [If answer is "N" (No), go to item 131.]

130.  [X]Z[X]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129
               derived from insurance or guarantees? (Y/N) .....................   ----------
                                                                                      Y/N

131.  Total expenses incurred by all series of Registrants during the current
      reporting period ($000's omitted) ........................................   $  648,023
                                                                                   ----------

132.  [X]Z[X]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-   04113   811-           811-           811-           811-
       -----          -----          -----          -----          -----
811-           811-           811-           811-           811-
       -----          -----          -----          -----          -----
811-           811-           811-           811-           811-
       -----          -----          -----          -----          -----
811-           811-           811-           811-           811-
       -----          -----          -----          -----          -----
811-           811-           811-           811-           811-
       -----          -----          -----          -----          -----
811-           811-           811-           811-           811-
       -----          -----          -----          -----          -----
811-           811-           811-           811-           811-
       -----          -----          -----          -----          -----
811-           811-           811-           811-           811-
       -----          -----          -----          -----          -----
811-           811-           811-           811-           811-
       -----          -----          -----          -----          -----

133.  If the Registrant has divested itself of securities in accordance with
      Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

      A.    Name of the issuer;

      B.    Exchange ticker symbol;

      C.    CUSIP number;

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   For period ending 12/31/2008
   File number 811-04113

      D. Total number of shares or, for debt securities, principal amount divested;

      E.    Date(s) that the securities were divested; and

      F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol, CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

This item 133 shall terminate one year after the date on which the provisions of
Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to Section 12 of the Act.

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   For period ending 12/31/2008
   File number 811-04113

This report is signed on behalf of the registrant in the city of Boston, Massachusetts on the twenty-fifth day of February, 2009.

JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H

      /s/ Yiji Starr
      ------------------------------------
      By:
      Yiji Starr
      Vice President & CFO Annuities

      /s/ Thomas J. Loftus
      ------------------------------------
      Witness:
      Thomas J. Loftus
      Senior Counsel - Annuities